Employee Benefit Plans - Schedule of Weighted-Average Rate Assumptions Used in the Measurement of the Company's Net Cost (Details) - Defined benefit pension plan	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.27%	4.06%	4.71%
Expected long-term return on plan assets	5.47%	5.55%	6.11%
Rate of compensation increase	2.08%	1.96%	3.60%